Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of changes in provisions

					2025	2024
	Tax	Labor	Civil	Environmental	Total	Total
Balance at the beginning of the year	7,100	17,414	2,064	19,054	45,632	56,787
Additions	9,838	9,992	2,081	4,052	25,963	13,125
Reversals	(3,110)	(5,770)	(319)	(1,604)	(10,803)	(15,033)
Interest accrual	1,597	3,856	(48)	178	5,583	2,402
Payments	(7)	(2,912)	(3,364)	(1,990)	(8,273)	(4,326)
Foreign exchange effects	969	2,141	47	2,346	5,503	(7,727)
Other	(10,471)	347	-	(10)	(10,134)	404
Balance at the end of year	5,916	25,068	461	22,026	53,471	45,632

Schedule of provisions

			2025			2024
	Judicial deposits	Provisions	Carrying amount	Judicial deposits	Provisions	Carrying amount
Tax	(6,986)	12,903	5,917	(1,118)	8,222	7,104
Labor	(744)	25,812	25,068	(985)	18,394	17,409
Civil	-	460	460	-	2,064	2,064
Environmental	(10)	22,036	22,026	-	19,055	19,055
Balance at the end of the year	(7,740)	61,211	53,471	(2,103)	47,735	45,632

Schedule of provisions and judicial deposits

	2025	2024
Tax (i)	124,072	110,165
Labor (ii)	31,250	24,530
Civil (iii)	13,569	17,821
Environmental (iv)	124,810	106,799
	293,701	259,315